Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [line items]
CGU: MAT NV SAM BE	€ 3,241	€ 3,241	€ 3,241
CGU: e-Prototype	818	775	801
CGU: Rapidfit+ (USA)	9,707	0	0
CGU: OrthoView	4,504	4,667	5,445
CGU: MAT NV Manufacturing (Metal)	177	177	177
Total Goodwill	€ 18,447	€ 8,860	€ 9,664